RIGHT OF USE ASSETS AND LEASE LIABILITIES - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Abstract]
Opening balance	$ 171	$ 186	$ 185
Lease liabilities recognised	69	83	90
Acquisition through business combination	4	0	0
Repayment of lease liabilities	(91)	(94)	(82)
Finance costs paid on lease liabilities	(11)	(11)	(10)
Interest charged to the income statement	12	12	11
Modifications and terminations	(3)	(7)	(7)
Translation	(10)	2	(1)
Closing balance	141	171	186
Non-current	65	98	115
Current	$ 76	$ 73	$ 71